Business combination - Shenzhen Yueji (Details) - CNY (¥)		1 Months Ended		9 Months Ended	12 Months Ended			25 Months Ended
	Nov. 29, 2017	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Business combination
Proportion of equity interest held (as a percent)	83.00%							79.00%
Net outflow of cash and cash equivalents
Net outflow of cash and cash equivalents included in cash flows from investing activities					¥ (28,880,000)	¥ (2,978,000)	¥ (29,600,000)
Shenzhen Yueji
Business combination
Percentage of voting rights acquired		30.00%		30.00%	30.00%			30.00%
Proportion of ownership interest in associate			30.00%
Proportion of equity interest held (as a percent)		60.00%
Total consideration
Fair value of the previously held equity interest at the acquisition date		¥ 30,000,000
Cash consideration		30,000,000		¥ 30,000,000	¥ 30,000,000			¥ 30,000,000
Settlement of pre-existing balance		19,442,000
Total purchase consideration		79,442,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,054,000
Trade and other receivables		8,056,000
Inventories		1,966,000
Properties, plant and equipment		43,081,000
Intangible assets		38,840,000
Trade payables and other payables		(10,491,000)
Borrowings		(3,400,000)
Lease liabilities		26,057,000
Income tax payable		(131,000)
Deferred income tax liabilities		(8,323,000)
Noncontrolling interest		(17,838,000)
Net identifiable assets acquired		26,757,000
Add: goodwill (Note 14)		52,685,000
Net assets acquired		79,442,000
Net outflow of cash and cash equivalents
Cash consideration		(30,000,000)		(30,000,000)	(30,000,000)			¥ (30,000,000)
Cash and cash equivalents		1,054,000
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (28,946,000)
Revenue since acquisition				54,913,000
Net profit (loss) since acquisition				¥ 5,353,000
Pro forma revenue					895,456,000
Pro forma profit/(loss) after tax					¥ 85,040,000